UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2023
Institutional Emerging Markets
Bond Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Emerging Markets Bond Fund
HIGHLIGHTS
The Institutional Emerging Markets Bond Fund outperformed its benchmark and its Lipper peer group for the 12 months ended
December 31, 2023.
The fund’s country allocation decisions led outperformance, while security selection modestly detracted from relative performance.
The portfolio remains underweight lower-yielding mainstream markets that provide limited relative value, such as Malaysia and the
United Arab Emirates, in favor of higher-yielding frontier countries that we view as fundamentally well anchored, such as Côte d’Ivoire,
Angola, and the Dominican Republic.
As fixed income assets recovered from a weak 2022, we trimmed risk. The rally near the end of the year has largely priced in many of the positive developments around the Fed’s expected policy path and the potential for a soft landing in the U.S.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during
2023 as most economies managed to avoid the recession
that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial
intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling
interest rates.
For the 12-month period, the technology-oriented Nasdaq
Composite Index rose about 43%, reaching a record
high and producing the strongest result of the major
benchmarks. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
markets counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer
discretionary sectors were all lifted by the tech rally and
recorded significant gains. A small group of tech-oriented
mega-cap companies helped drive much of the market’s
advance. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and
the energy sector also lost ground amid declining oil prices.
The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-
performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 4.9% in the third quarter, the highest since
the end of 2021. Corporate fundamentals were also broadly
supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the
third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a
sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged
by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50%
in July, the highest level since March 2001, and at its final meeting of the year in December, the central bank indicated
that there could be three 25-basis-point rate cuts in 2024.
The yield of the benchmark 10-year U.S. Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling back to 3.88% by period-end, the same
level where it started the year, amid cooler-than-expected
inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields.
Investment-grade and high yield corporate bonds produced
solid returns, supported by the higher coupons that have
become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high income and capital
appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Institutional Emerging Markets Bond Fund returned
12.73% for the 12 months ended December 31, 2023,
outperforming the benchmark J.P. Morgan Emerging Markets
Bond Index Global Diversified as well as the Lipper peer group average. ( Past performance cannot guarantee future results .)
What factors influenced the fund’s performance?
Following a challenging year for fixed income investments in
2022, many fixed income sectors rebounded, supported by
higher yields and a belief that most central banks appeared to be at or near their peak interest rates. Expectations for a pause in rate hikes and the possibility of a “soft landing” increased, bolstering investors’ tolerance for risk. This caused credit spreads to tighten. (Credit spreads measure the additional
yield that investors demand to hold a bond with credit risk
compared with a high-quality government security with a
comparable maturity.) Late in the year, inflation measures
cooled, and the U.S. Federal Reserve paused rate hikes, which helped drive base rates lower.
The fund’s country allocation decisions added to relative
returns, led by out-of-benchmark holdings in Venezuela. Our
allocation to the country was a significant contributor to
relative results as the U.S. eased sanctions and lifted a
secondary trading ban on sovereign and quasi-sovereign debt
in October.
Our notable underweight allocations to high-quality, lower-
yielding sovereigns aided relative performance. Sovereign
bonds in the United Arab Emirates, Saudi Arabia, Uruguay,
and Malaysia underperformed as investors sought increased
yields offered elsewhere. Our significant underweight to China lifted relative results as the higher-rated mainstream country also experienced a sluggish economic recovery coupled with
continued woes in the property market that weighed on the
country.
Positioning among frontier countries was largely positive.
Overweight or out-of-benchmark positions in high yield, high-
conviction, and fundamentally well-anchored countries—such
as Angola, Senegal, and the Dominican Republic—added
materially. High yielding El Salvador and Sri Lanka also
produced gains as El Salvador announced new financing and
successfully paid a maturing bond, while Sri Lanka announced creditor-friendly restructuring terms.
Our underweight allocations to select frontiers that we do not view as having significant fundamental anchors detracted from relative performance. Our reduced exposure to Nigeria,
Pakistan, and Ukraine held back relative results as these
countries made progress in economic reforms or restructuring negotiations, generating enthusiasm for the higher-yielding
frontier sovereigns. Nigeria secured additional financing and made progress on market reforms, such as eliminating fuel
subsidies and foreign exchange market liberalization. Pakistan took steps to unlock funding under the International
Monetary Fund (IMF) program, including revising its budget,
improving its foreign reserves, and increasing electricity and natural gas prices. Ukraine advanced from low levels amid
optimism as foreign aid bolstered currency reserves and the
IMF upgraded its growth forecast.
The fund's security selection was a marginal drag on relative results. In Sri Lanka and El Salvador, selection of shorter-
maturity issues underperformed longer maturities as investor risk sentiment was bolstered by easing inflation and demand
for higher yields was notable. (Please refer to the fund’s
portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Positions in locally denominated Colombian and Brazilian
sovereigns generated gains, supported by easing inflation and central bank rate cuts. Euro-denominated selections in Côte
d’Ivoire and Romania were also beneficial.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Institutional Emerging Markets
Bond Fund 8.28% 12.73%
J.P. Morgan Emerging Markets
Bond Index Global Diversified 6.73 11.09
Lipper Emerging Market Hard
Currency Debt Funds Average 6.71 11.03
CREDIT QUALITY DIVERSIFICATION
Based on net assets as of 12/31/23.
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are
converted to the Standard & Poor’s nomenclature. A rating of
AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

How is the fund positioned?
At the country level, we see both idiosyncratic risks and
opportunities. As liquidity remained challenging across all
markets, modest portfolio changes were made during the
reporting period. As many emerging markets assets advanced
from excessively cheap levels, we trimmed risk where
opportunities presented themselves, locking in some gains.
Despite trimming some positions in frontier sovereigns, we
continue to see opportunity in select frontiers that our
research platform views as default remote and fundamentally
well anchored. The fund retained overweight positions in Côte
d’Ivoire, the Dominican Republic, and Senegal but did trim
holdings after a period of outperformance. Additionally, we
increased the fund’s overweight exposure to Angola. We added into improved valuations in institutionally sound mainstream markets, such as Indonesia and Brazil.
We maintain our structural underweight to low-beta,
investment-grade countries—such as Malaysia, the United
Arab Emirates, and Uruguay—which offer limited room for
spread compression. However, we added exposure to some
better-valued defensive markets, such as South Korea.
We maintain a meaningful allocation to off-benchmark
emerging markets corporate bonds, mostly within mainstream
markets such as Mexico, India, and Indonesia. Corporate debt is positioned to benefit from recovering domestic growth and often offers higher yields, greater diversification, and smaller drawdowns in periods of stress. Within the emerging markets
corporate segment, we tend to favor issuers in domestically
oriented sectors—such as technology, media, and
telecommunications and utilities—or larger quasi-sovereigns
that are generally more liquid than traditional corporates and may benefit from explicit or implicit state support.
The fund at times holds small amounts of local currency-
denominated sovereign bonds and local currencies where the
relative value appears especially compelling versus debt
denominated in U.S. dollars. At the end of the period, total nondollar exposure accounted for less than 2% of the portfolio.
Depending on our outlook for a particular currency and the
costs involved, we may fully or partially hedge the currency exposure to reduce risk or opt not to hedge if a currency
appears to be poised to gain against the dollar.
The portfolio maintained allocations to select types of
derivatives for hedging purposes. The fund held currency
forwards during the period.
What is portfolio management’s outlook?
Emerging markets debt has continued to offer a substantial
yield premium over many fixed income assets and broadly
sound fundamentals, making the asset class compelling on a
long-term risk-adjusted basis, in our view. Sovereign
fundamentals remain broadly supportive with sufficient
economic buffers to support debt sustainability. Emerging
markets growth continues to notably outpace that of developed markets, and inflation remains on a downward trajectory.
Stressed fiscal conditions persist in some frontier markets, but we do not anticipate a systematic default cycle as risks are concentrated in smaller markets that pose less contagion risk.
However, the rally in credit spreads in recent months has
largely priced in many of the positive developments around the
Fed’s expected policy path and the potential for a soft landing in the U.S. This market complacency leaves us more cautious
as current valuations leave little buffer for potential exogenous headwinds associated with still-tight financial conditions and
U.S. inflation volatility. Additionally, several emerging markets countries have elections, several of which carry important
implications for macroeconomic sustainability.
Following strong performance in 2023, we expect volatility to persist over the medium term with more heterogenous
outcomes across emerging markets that better reflect
underlying fundamentals. The investment team will look to
add to high-conviction assets as dislocations would create
attractive entry points. In addition to sovereign and quasi-
sovereign bonds, we believe emerging markets corporate debt
also offers increasingly attractive opportunities given its more defensive nature and improved relative value.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

RISK OF INTERNATIONAL BOND INVESTING
Funds that invest overseas generally carry more risk than
funds that invest strictly in U.S. assets, including unpredictable changes in currency values. Investments in emerging markets
are subject to abrupt and severe price declines and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.
Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.
International investments are subject to currency risk , a
decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in
that currency. The overall impact on a fund's holdings can be significant and long lasting depending on the currencies
represented in the portfolio, how each one appreciates or
depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are
unpredictable, and it is not possible to effectively hedge the currency risks of many developing countries.
Bonds are also subject to interest rate risk , the decline in bond prices that usually accompanies a rise in interest rates, and credit risk , the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default
(fail to make timely payments of interest or principal),
potentially reducing the fund's income level and share price.
BENCHMARK INFORMATION
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The index is used with permission. The index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2024, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers (“Content
Providers”) do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL EMERGING MARKETS BOND FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Institutional Emerging Markets
Bond Fund 12.73% 1.53% 3.09%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a
T. Rowe Price representative at 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Institutional Emerging Markets Bond Fund 0.70%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

INSTITUTIONAL EMERGING MARKETS BOND FUND
Beginning
Account
Value
7/1/23
Ending
Account
Value
12/31/23
Expenses
Paid During
Period*
7/1/23 to
12/31/23
Actual $1,000.00 $1,082.80 $3.67
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.68   3.57
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.70%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 6.28 $ 8.01 $ 8.56 $ 8.58 $ 8.04
Investment activities
Net investment income
(1)(2)
0.36 0.33 0.37 0.40 0.46
Net realized and unrealized gain/loss 0.41 (1.72) (0.54) (0.01) 0.54
Total from investment activities 0.77 (1.39) (0.17) 0.39 1.00
Distributions
Net investment income (0.36) (0.34) (0.38) (0.39) (0.45)
Tax return of capital – – –
(3)
(0.02) (0.01)
Total distributions (0.36) (0.34) (0.38) (0.41) (0.46)
NET ASSET VALUE
End of period $ 6.69 $ 6.28 $ 8.01 $ 8.56 $ 8.58
Ratios/Supplemental Data
Total return
(2)(4)
12.73% (17.39)% (2.06)% 4.99% 12.68%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.70% 0.70% 0.70% 0.70% 0.70%
Net expenses after waivers/payments by Price
Associates 0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income 5.70% 5.04% 4.51% 5.02% 5.45%
Portfolio turnover rate 24.9% 43.1% 37.7% 58.0% 44.7%
Net assets, end of period (in thousands) $ 352,019 $ 358,016 $ 490,849 $ 441,677 $ 485,686
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
December 31, 2023

Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.7%
Government Bonds 1.7%
Republic of Albania, 3.50%, 6/16/27
(EUR)  1,725,000 1,846
Republic of Albania, 3.50%,
11/23/31 (EUR)  (1) 1,925,000 1,871
Republic of Albania, 3.50%,
11/23/31 (EUR)  2,270,000 2,207
Republic of Albania, 5.90%, 6/9/28
(EUR)  145,000 164
Total Albania (Cost
$6,483
)
6,088
ANGOLA 2.8%
Government Bonds 2.8%
Republic of Angola, 8.00%,
11/26/29 (USD)  4,535,000 4,041
Republic of Angola, 8.25%, 5/9/28
(USD)  4,415,000 4,081
Republic of Angola, 8.75%, 4/14/32
(USD)  (1) 530,000 467
Republic of Angola, 9.125%,
11/26/49 (USD)  1,700,000 1,392
Total Angola (Cost
$9,920
)
9,981
ARGENTINA 1.2%
Government Bonds 1.2%
Republic of Argentina, STEP,
3.625%, 7/9/35 (USD)  5,000,026 1,728
Republic of Argentina, STEP, 4.25%,
1/9/38 (USD)  5,520,959 2,198
Republic of Argentina, Series $GDP,
0.00%, 12/15/35 (USD)  (2)(3) 4,020,000 135
Total Argentina (Cost
$5,515
)
4,061
BAHAMAS 0.7%
Government Bonds 0.7%
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD)  (1) 2,710,000 2,412
Total Bahamas (Cost
$2,792
)
2,412
BAHRAIN 2.7%
Government Bonds 2.7%
Kingdom of Bahrain, 5.625%,
5/18/34 (USD)  (1) 3,750,000 3,402
Kingdom of Bahrain, 6.75%,
9/20/29 (USD)  1,710,000 1,742
Kingdom of Bahrain, 7.00%,
10/12/28 (USD)  2,905,000 3,032
Kingdom of Bahrain, 7.50%,
9/20/47 (USD)  1,225,000 1,158
Total Bahrain (Cost
$9,662
)
9,334
Par/Shares $ Value
(Cost and value in $000s)
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%,
10/1/29 (USD)  (1) 275,000 262
Total Barbados (Cost
$278
)
262
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 5.00%,
7/15/32 (USD)  1,800,000 1,790
Total Bermuda (Cost
$1,787
)
1,790
BRAZIL 3.1%
Corporate Bonds 1.6%
Braskem Netherlands Finance,
7.25%, 2/13/33 (USD)  (1) 885,000 746
Braskem Netherlands Finance,
8.50%, 1/12/31 (USD)  (1) 420,000 391
Cosan Overseas, 8.25% (USD)  (4) 430,000 429
Globo Comunicacao e
Participacoes, 4.875%, 1/22/30
(USD)  2,450,000 2,117
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD)  (1) 500,000 430
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD)  475,000 408
Sitios Latinoamerica, 5.375%,
4/4/32 (USD)  (1) 1,200,000 1,117
5,638
Government Bonds 1.5%
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/29  2,850,000 585
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/31  17,793,000 3,618
Republic of Brazil, 5.00%, 1/27/45
(USD)  823,000 674
Republic of Brazil, 6.25%, 3/18/31
(USD)  475,000 494
5,371
Total Brazil (Cost
$10,935
)
11,009
BULGARIA 0.5%
Government Bonds 0.5%
Republic of Bulgaria, 4.50%,
1/27/33 (EUR)  (1) 1,365,000 1,586
Republic of Bulgaria, 4.875%,
5/13/36 (EUR)  150,000 178
Total Bulgaria (Cost
$1,594
)
1,764

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 3.3%
Corporate Bonds 2.7%
AES Andes, VR, 6.35%, 10/7/79
(USD)  (1)(5) 725,000 683
AES Andes, VR, 7.125%, 3/26/79
(USD)  (1)(5) 1,700,000 1,635
Agrosuper, 4.60%, 1/20/32
(USD)  (1) 1,400,000 1,205
Banco Santander Chile, 3.177%,
10/26/31 (USD)  (1) 1,500,000 1,300
Celulosa Arauco y Constitucion,
4.20%, 1/29/30 (USD)  (1) 1,200,000 1,110
Celulosa Arauco y Constitucion,
5.15%, 1/29/50 (USD)  1,000,000 827
Corp. Nacional del Cobre de Chile,
5.125%, 2/2/33 (USD)  (1) 500,000 485
Empresa de los Ferrocarriles del
Estado, 3.068%, 8/18/50 (USD)  1,520,000 927
Empresa de Transporte de
Pasajeros Metro, 3.693%, 9/13/61
(USD)  (1) 800,000 539
Empresa de Transporte de
Pasajeros Metro, 4.70%, 5/7/50
(USD)  (1) 945,000 784
9,495
Government Bonds 0.6%
Republic of Chile, 3.25%, 9/21/71
(USD)  1,200,000 809
Republic of Chile, 3.50%, 1/31/34
(USD)  310,000 277
Republic of Chile, 4.00%, 1/31/52
(USD)  350,000 289
Republic of Chile, 4.95%, 1/5/36
(USD)  620,000 614
1,989
Total Chile (Cost
$13,108
)
11,484
CHINA 1.4%
Government Bonds 1.4%
People's Republic of China, Series
INBK, 2.62%, 6/25/30  11,400,000 1,616
People's Republic of China, Series
INBK, 3.27%, 11/19/30  7,600,000 1,125
People's Republic of China, Series
1916, 3.12%, 12/5/26  16,100,000 2,325
Total China (Cost
$5,279
)
5,066
COLOMBIA 4.4%
Corporate Bonds 1.1%
Banco Davivienda, VR, 6.65%
(USD)  (1)(4)(5) 1,020,000 731
Banco de Bogota, 6.25%, 5/12/26
(USD)  1,000,000 988
Par/Shares $ Value
(Cost and value in $000s)
Bancolombia, VR, 4.625%,
12/18/29 (USD)  (5) 920,000 854
Ecopetrol, 4.625%, 11/2/31 (USD)  910,000 773
Ecopetrol, 6.875%, 4/29/30 (USD)  200,000 198
Ecopetrol, 8.875%, 1/13/33 (USD)  390,000 424
3,968
Government Bonds 3.1%
Republic of Colombia, 3.00%,
1/30/30 (USD)  1,100,000 931
Republic of Colombia, 3.125%,
4/15/31 (USD)  2,100,000 1,715
Republic of Colombia, 4.125%,
5/15/51 (USD)  880,000 588
Republic of Colombia, 4.50%,
3/15/29 (USD)  200,000 188
Republic of Colombia, 5.00%,
6/15/45 (USD)  4,425,000 3,449
Republic of Colombia, 6.125%,
1/18/41 (USD)  1,320,000 1,204
Republic of Colombia, 8.00%,
11/14/35 (USD)  470,000 515
Republic of Colombia, 8.75%,
11/14/53 (USD)  440,000 507
Republic of Colombia, Series B,
7.00%, 3/26/31  7,783,800,000 1,734
10,831
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC,
Acquisition date: 6/1/22 - 12/22/23,
Cost $98 (USD)  (2)(6) † 146
Bona Fide Investments Holding LLC,
Acquisition date: 6/7/23, Cost $331
(USD)  (2)(6) † 409
555
Total Colombia (Cost
$15,445
)
15,354
COSTA RICA 0.6%
Government Bonds 0.6%
Republic of Costa Rica, 7.30%,
11/13/54 (USD)  (1) 2,090,000 2,273
Total Costa Rica (Cost
$1,989
)
2,273
DOMINICAN REPUBLIC 3.7%
Government Bonds 3.7%
Dominican Republic, 4.50%,
1/30/30 (USD)  (1) 2,245,000 2,074
Dominican Republic, 4.875%,
9/23/32 (USD)  (1) 1,780,000 1,625
Dominican Republic, 4.875%,
9/23/32 (USD)  5,175,000 4,724
Dominican Republic, 5.875%,
1/30/60 (USD)  2,779,000 2,411

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dominican Republic, 6.85%,
1/27/45 (USD)  2,210,000 2,210
Total Dominican Republic (Cost
$12,473
)
13,044
ECUADOR 0.6%
Government Bonds 0.6%
Republic of Ecuador, STEP, 6.00%,
7/31/30 (USD)  (1) 4,864,550 2,272
Total Ecuador (Cost
$3,333
)
2,272
EGYPT 1.9%
Government Bonds 1.9%
Arab Republic of Egypt, 5.80%,
9/30/27 (USD)  880,000 681
Arab Republic of Egypt, 5.875%,
2/16/31 (USD)  575,000 378
Arab Republic of Egypt, 6.588%,
2/21/28 (USD)  1,435,000 1,104
Arab Republic of Egypt, 7.50%,
1/31/27 (USD)  1,102,000 930
Arab Republic of Egypt, 7.625%,
5/29/32 (USD)  473,000 330
Arab Republic of Egypt, 7.903%,
2/21/48 (USD)  (1) 800,000 485
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  (1) 3,050,000 1,906
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  1,390,000 869
Total Egypt (Cost
$8,950
)
6,683
EL SALVADOR 0.6%
Government Bonds 0.6%
Republic of El Salvador, 5.875%,
1/30/25 (USD)  2,410,000 2,268
Total El Salvador (Cost
$2,114
)
2,268
GHANA 0.5%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26
(USD)  700,000 666
666
Government Bonds 0.3%
Republic of Ghana, 6.375%,
2/11/27 (USD)  (7) 1,325,000 595
Republic of Ghana, 8.125%,
1/18/26 (USD)  (7) 200,000 93
Republic of Ghana, 10.75%,
10/14/30 (USD)  830,000 525
1,213
Total Ghana (Cost
$1,960
)
1,879
Par/Shares $ Value
(Cost and value in $000s)
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%,
5/12/30 (USD)  124,292 108
Total Grenada (Cost
$115
)
108
GUATEMALA 1.6%
Government Bonds 1.6%
Republic of Guatemala, 4.875%,
2/13/28 (USD)  1,050,000 1,025
Republic of Guatemala, 4.90%,
6/1/30 (USD)  (1) 1,000,000 965
Republic of Guatemala, 5.25%,
8/10/29 (USD)  (1) 230,000 226
Republic of Guatemala, 5.375%,
4/24/32 (USD)  1,900,000 1,844
Republic of Guatemala, 6.60%,
6/13/36 (USD)  (1) 1,004,000 1,037
Republic of Guatemala, 7.05%,
10/4/32 (USD)  (1) 650,000 692
Total Guatemala (Cost
$5,918
)
5,789
INDIA 3.0%
Corporate Bonds 0.6%
ABJA Investment, 5.45%, 1/24/28
(USD)  1,170,000 1,168
Greenko Power II, 4.30%, 12/13/28
(USD)  1,035,000 936
2,104
Government Bonds 2.4%
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  (1) 255,000 214
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  3,300,000 2,766
Export-Import Bank of India, 3.25%,
1/15/30 (USD)  5,055,000 4,625
Republic of India, 7.18%, 8/14/33  70,600,000 848
8,453
Total India (Cost
$11,208
)
10,557
INDONESIA 7.8%
Corporate Bonds 1.3%
Minejesa Capital, 5.625%, 8/10/37
(USD)  2,200,000 1,933
Pertamina Persero, 5.625%, 5/20/43
(USD)  920,000 933
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  1,000,000 974
Perusahaan Listrik Negara, 4.375%,
2/5/50 (USD)  (1) 400,000 331

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Perusahaan Listrik Negara, 6.15%,
5/21/48 (USD)  300,000 308
4,479
Government Bonds 6.5%
Perusahaan Penerbit, 2.80%,
6/23/30 (USD)  6,400,000 5,784
Perusahaan Penerbit, 4.15%,
3/29/27 (USD)  2,995,000 2,980
Perusahaan Penerbit, 4.40%, 3/1/28
(USD)  200,000 200
Perusahaan Penerbit, 4.45%,
2/20/29 (USD)  897,000 896
Perusahaan Penerbit, 4.55%,
3/29/26 (USD)  1,350,000 1,353
Republic of Indonesia, 3.50%,
1/11/28 (USD)  1,159,000 1,113
Republic of Indonesia, 4.55%,
1/11/28 (USD)  900,000 901
Republic of Indonesia, 4.625%,
4/15/43 (USD)  3,300,000 3,232
Republic of Indonesia, 5.25%,
1/17/42 (USD)  2,100,000 2,193
Republic of Indonesia, Series FR64,
6.125%, 5/15/28  35,324,000,000 2,266
Republic of Indonesia, Series FR96,
7.00%, 2/15/33  28,659,000,000 1,930
22,848
Total Indonesia (Cost
$29,367
)
27,327
ISRAEL 1.1%
Corporate Bonds 1.1%
ICL Group, 6.375%, 5/31/38
(USD)  (1) 1,400,000 1,324
Israel Electric, Series 6, 5.00%,
11/12/24 (USD)  1,150,000 1,133
Leviathan Bond, 6.125%, 6/30/25
(USD)  (1) 1,375,000 1,325
Total Israel (Cost
$3,915
)
3,782
IVORY COAST 2.5%
Government Bonds 2.5%
Republic of Ivory Coast, 4.875%,
1/30/32 (EUR)  1,155,000 1,078
Republic of Ivory Coast, 6.125%,
6/15/33 (USD)  5,595,000 5,162
Republic of Ivory Coast, 6.625%,
3/22/48 (EUR)  2,760,000 2,438
Total Ivory Coast (Cost
$8,423
)
8,678
JAMAICA 0.5%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%,
10/10/36 (USD)  (1) 339,960 298
Par/Shares $ Value
(Cost and value in $000s)
TransJamaican Highway, 5.75%,
10/10/36 (USD)  367,524 322
620
Government Bonds 0.3%
Government of Jamaica, 6.75%,
4/28/28 (USD)  1,100,000 1,171
1,171
Total Jamaica (Cost
$1,940
)
1,791
JORDAN 2.0%
Government Bonds 2.0%
Kingdom of Jordan, 5.85%, 7/7/30
(USD)  6,475,000 6,038
Kingdom of Jordan, 7.50%, 1/13/29
(USD)  (1) 1,000,000 1,015
Total Jordan (Cost
$7,681
)
7,053
KAZAKHSTAN 0.4%
Corporate Bonds 0.4%
KazMunayGas National, 3.50%,
4/14/33 (USD)  1,200,000 1,000
KazMunayGas National, 5.75%,
4/19/47 (USD)  335,000 295
Total Kazakhstan (Cost
$1,546
)
1,295
KENYA 0.8%
Government Bonds 0.8%
Republic of Kenya, 7.25%, 2/28/28
(USD)  3,054,000 2,801
Total Kenya (Cost
$2,731
)
2,801
KUWAIT 0.3%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30
(USD)  (1) 245,000 252
MEGlobal Canada, 5.875%, 5/18/30
(USD)  800,000 825
Total Kuwait (Cost
$1,137
)
1,077
MEXICO 7.5%
Corporate Bonds 2.8%
Banco Mercantil del Norte, VR,
7.625% (USD)  (4)(5) 500,000 481
Banco Mercantil del Norte, VR,
8.375% (USD)  (4)(5) 575,000 568
BBVA Bancomer, VR, 5.125%,
1/18/33 (USD)  (5) 1,800,000 1,632
BBVA Bancomer, VR, 5.875%,
9/13/34 (USD)  (5) 750,000 709
BBVA Bancomer, VR, 8.45%,
6/29/38 (USD)  (1)(5) 1,660,000 1,771

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Cemex, 5.45%, 11/19/29 (USD)  700,000 691
Cometa Energia, 6.375%, 4/24/35
(USD)  (1) 922,300 896
Infraestructura Energetica Nova,
4.75%, 1/15/51 (USD)  1,375,000 1,081
Petroleos Mexicanos, 5.95%,
1/28/31 (USD)  675,000 540
Petroleos Mexicanos, 6.84%,
1/23/30 (USD)  270,000 234
Petroleos Mexicanos, 10.00%,
2/7/33 (USD)  1,125,000 1,131
9,734
Government Bonds 4.7%
Petroleos Mexicanos, 4.50%,
1/23/26 (USD)  2,825,000 2,646
Petroleos Mexicanos, 5.50%,
6/27/44 (USD)  1,460,000 903
Petroleos Mexicanos, 5.625%,
1/23/46 (USD)  3,460,000 2,099
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  2,875,000 2,682
Petroleos Mexicanos, 8.75%, 6/2/29
(USD)  2,855,000 2,777
Petroleos Mexicanos, Series 13-2,
7.19%, 9/12/24  2,700,000 152
United Mexican States, 6.35%,
2/9/35 (USD)  1,110,000 1,166
United Mexican States, Series M,
7.75%, 5/29/31  76,839,000 4,223
16,648
Total Mexico (Cost
$27,685
)
26,382
MOROCCO 1.8%
Government Bonds 1.8%
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  (1) 1,300,000 1,073
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  1,270,000 1,048
Kingdom of Morocco, 4.00%,
12/15/50 (USD)  4,480,000 3,242
Kingdom of Morocco, 6.50%,
9/8/33 (USD)  (1) 1,050,000 1,110
Total Morocco (Cost
$6,571
)
6,473
NIGERIA 0.7%
Government Bonds 0.7%
Republic of Nigeria, 7.875%,
2/16/32 (USD)  2,575,000 2,322
Total Nigeria (Cost
$1,869
)
2,322
OMAN 3.9%
Corporate Bonds 0.4%
OmGrid Funding, 5.196%, 5/16/27
(USD)  500,000 499
Par/Shares $ Value
(Cost and value in $000s)
Oryx Funding, 5.80%, 2/3/31
(USD)  (1) 200,000 201
Oryx Funding, 5.80%, 2/3/31 (USD)  700,000 703
1,403
Government Bonds 3.5%
Sultanate of Oman, 4.75%, 6/15/26
(USD)  475,000 470
Sultanate of Oman, 5.375%, 3/8/27
(USD)  5,380,000 5,428
Sultanate of Oman, 5.625%,
1/17/28 (USD)  1,400,000 1,429
Sultanate of Oman, 6.50%, 3/8/47
(USD)  3,060,000 3,130
Sultanate of Oman, 6.75%, 10/28/27
(USD)  1,700,000 1,798
12,255
Total Oman (Cost
$13,374
)
13,658
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan,
7.875%, 3/31/36 (USD)  1,936,000 1,224
Total Pakistan (Cost
$2,052
)
1,224
PANAMA 3.2%
Corporate Bonds 0.6%
Aeropuerto Internacional de
Tocumen, 4.00%, 8/11/41 (USD)  (1) 520,000 392
Banco General, VR, 5.25% (USD)  (1)
(4)(5) 905,000 778
Banco Nacional de Panama, 2.50%,
8/11/30 (USD)  (1) 1,105,000 821
1,991
Government Bonds 2.6%
Republic of Panama, 2.252%,
9/29/32 (USD)  4,650,000 3,402
Republic of Panama, 4.50%,
1/19/63 (USD)  1,750,000 1,149
Republic of Panama, 6.40%,
2/14/35 (USD)  4,900,000 4,795
9,346
Total Panama (Cost
$12,990
)
11,337
PARAGUAY 1.4%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD)  (1) 1,005,000 980
980
Government Bonds 1.1%
Republic of Paraguay, 4.95%,
4/28/31 (USD)  (1) 840,000 822
Republic of Paraguay, 5.40%,
3/30/50 (USD)  2,980,000 2,658

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Paraguay, 5.85%,
8/21/33 (USD)  (1) 290,000 295
3,775
Total Paraguay (Cost
$5,314
)
4,755
PERU 1.2%
Corporate Bonds 0.1%
Lima Metro Line 2 Finance, 5.875%,
7/5/34 (USD)  288,756 286
286
Government Bonds 1.1%
Republic of Peru, 2.78%, 12/1/60
(USD)  3,010,000 1,884
Republic of Peru, 3.30%, 3/11/41
(USD)  1,400,000 1,093
Republic of Peru, 3.55%, 3/10/51
(USD)  590,000 449
Republic of Peru, 6.15%, 8/12/32  2,220,000 586
4,012
Total Peru (Cost
$5,470
)
4,298
PHILIPPINES 1.8%
Corporate Bonds 1.1%
Globe Telecom, 3.00%, 7/23/35
(USD)  1,600,000 1,202
International Container Terminal
Services, 4.75%, 6/17/30 (USD)  1,160,000 1,130
Manila Water, 4.375%, 7/30/30
(USD)  1,600,000 1,454
3,786
Government Bonds 0.7%
Republic of Philippines, 2.65%,
12/10/45 (USD)  3,175,000 2,266
Republic of Philippines, 4.625%,
7/17/28 (USD)  200,000 201
2,467
Total Philippines (Cost
$7,472
)
6,253
POLAND 0.5%
Government Bonds 0.5%
Republic of Poland, 3.875%,
2/14/33 (EUR)  960,000 1,108
Republic of Poland, 5.50%, 4/4/53
(USD)  520,000 544
Total Poland (Cost
$1,535
)
1,652
QATAR 2.3%
Corporate Bonds 1.0%
Qatar Energy, 2.25%, 7/12/31
(USD)  (1) 1,210,000 1,031
Qatar Energy, 2.25%, 7/12/31 (USD)  1,250,000 1,066
Par/Shares $ Value
(Cost and value in $000s)
QatarEnergy, 3.125%, 7/12/41
(USD)  (1) 1,760,000 1,357
3,454
Government Bonds 1.3%
State of Qatar, 4.40%, 4/16/50
(USD)  1,550,000 1,432
State of Qatar, 4.817%, 3/14/49
(USD)  3,200,000 3,122
4,554
Total Qatar (Cost
$10,457
)
8,008
ROMANIA 2.0%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%,
4/27/27 (EUR)  (5) 1,200,000 1,399
1,399
Government Bonds 1.6%
Republic of Romania, 2.875%,
4/13/42 (EUR)  (1) 610,000 457
Republic of Romania, 3.00%,
2/14/31 (USD)  710,000 606
Republic of Romania, 4.00%,
2/14/51 (USD)  (1) 926,000 674
Republic of Romania, 4.00%,
2/14/51 (USD)  3,018,000 2,196
Republic of Romania, 5.50%,
9/18/28 (EUR)  1,610,000 1,830
5,763
Total Romania (Cost
$8,484
)
7,162
SAUDI ARABIA 2.5%
Corporate Bonds 0.5%
Gaci First Investment, 5.125%,
2/14/53 (USD)  1,883,000 1,710
1,710
Government Bonds 2.0%
Kingdom of Saudi Arabia, 3.25%,
10/26/26 (USD)  1,900,000 1,835
Kingdom of Saudi Arabia, 3.45%,
2/2/61 (USD)  (1) 1,265,000 892
Kingdom of Saudi Arabia, 3.75%,
1/21/55 (USD)  500,000 382
Kingdom of Saudi Arabia, 4.50%,
4/22/60 (USD)  (1) 585,000 508
Kingdom of Saudi Arabia, 5.00%,
4/17/49 (USD)  550,000 521
Saudi Arabian Oil, 3.50%, 4/16/29
(USD)  2,000,000 1,896
Saudi Arabian Oil, 4.25%, 4/16/39
(USD)  1,250,000 1,121
7,155
Total Saudi Arabia (Cost
$9,824
)
8,865

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SENEGAL 1.3%
Government Bonds 1.3%
Republic of Senegal, 6.25%,
5/23/33 (USD)  5,055,000 4,530
Total Senegal (Cost
$4,265
)
4,530
SERBIA 1.6%
Government Bonds 1.6%
Republic of Serbia, 2.125%, 12/1/30
(USD)  5,150,000 4,138
Republic of Serbia, 6.25%, 5/26/28
(USD)  (1) 680,000 697
Republic of Serbia, 6.50%, 9/26/33
(USD)  920,000 946
Total Serbia (Cost
$6,180
)
5,781
SLOVENIA 0.5%
Corporate Bonds 0.5%
Nova Kreditna Banka Maribor, VR,
7.375%, 6/29/26  (5) 1,400,000 1,597
Total Slovenia (Cost
$1,555
)
1,597
SOUTH AFRICA 1.4%
Corporate Bonds 0.3%
Transnet, 8.25%, 2/6/28 (USD)  (1) 1,035,000 1,045
1,045
Government Bonds 1.1%
Republic of South Africa, 5.65%,
9/27/47 (USD)  2,470,000 1,982
Republic of South Africa, 5.875%,
4/20/32 (USD)  1,115,000 1,059
Republic of South Africa, 6.25%,
3/8/41 (USD)  450,000 402
Republic of South Africa, 7.30%,
4/20/52 (USD)  605,000 575
4,018
Total South Africa (Cost
$5,226
)
5,063
SOUTH KOREA 0.3%
Corporate Bonds 0.1%
POSCO, 5.75%, 1/17/28 (USD)  (1) 200,000 205
205
Government Bonds 0.2%
Export-Import Bank of Korea, 5.00%,
1/11/28 (USD)  350,000 357
Export-Import Bank of Korea,
5.125%, 1/11/33 (USD)  400,000 416
773
Total South Korea (Cost
$950
)
978
Par/Shares $ Value
(Cost and value in $000s)
SRI LANKA 1.5%
Government Bonds 1.5%
Republic of Sri Lanka, 6.125%,
6/3/25 (USD)  (2)(7) 2,505,000 1,293
Republic of Sri Lanka, 6.825%,
7/18/26 (USD)  (7) 200,000 103
Republic of Sri Lanka, 6.85%,
11/3/25 (USD)  (2)(7) 7,180,000 3,716
Total Sri Lanka (Cost
$6,330
)
5,112
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for
Reconstruction & Development,
Zero Coupon, 3/31/27 (USD)  1,175,000 1,084
Total Supranational (Cost
$1,046
)
1,084
SURINAME 1.0%
Government Bonds 1.0%
Republic of Suriname, 7.95%,
7/15/33, (4.95% Cash or 3.00% PIK)
(USD)  (1)(8) 3,250,936 2,824
Republic of Suriname, Zero Coupon,
12/31/50 (USD)  (1) 1,573,836 740
Total Suriname (Cost
$3,168
)
3,564
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  400,000 349
349
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25
(USD)  (1) 810,000 799
799
Total Tanzania (Cost
$1,224
)
1,148
THAILAND 0.7%
Corporate Bonds 0.7%
Bangkok Bank, VR, 3.466%,
9/23/36 (USD)  (1)(5) 880,000 739
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  (1) 965,000 654
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  1,700,000 1,152
Total Thailand (Cost
$3,064
)
2,545

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TÜRKIYE 2.8%
Government Bonds 2.8%
Republic of Turkiye, 4.25%, 4/14/26
(USD)  1,925,000 1,849
Republic of Turkiye, 4.875%,
4/16/43 (USD)  1,850,000 1,356
Republic of Turkiye, 6.00%, 1/14/41
(USD)  1,600,000 1,364
Republic of Turkiye, 6.50%, 9/20/33
(USD)  575,000 552
Republic of Turkiye, 8.60%, 9/24/27
(USD)  1,150,000 1,230
Republic of Turkiye, 9.375%,
3/14/29 (USD)  1,800,000 1,995
Republic of Turkiye, 9.375%,
1/19/33 (USD)  950,000 1,076
Republic of Turkiye, 9.875%,
1/15/28 (USD)  325,000 361
Total Türkiye (Cost
$9,395
)
9,783
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.8%
DP World Crescent, 3.875%,
7/18/29 (USD)  900,000 855
Emirates NBD Bank, VR, 6.125%
(USD)  (4)(5) 1,100,000 1,095
Ruwais Power, 6.00%, 8/31/36
(USD)  1,020,000 1,020
2,970
Government Bonds 0.1%
Emirate of Dubai, 3.90%, 9/9/50
(USD)  230,000 173
173
Total United Arab Emirates (Cost
$3,572
)
3,143
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery
Certificates, Acquisition date:
8/23/18, Cost $— (EUR)  (2)(6)(9) 488,383 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 0.4%
Corporate Bonds 0.4%
Hyundai Capital America, 5.60%,
3/30/28  (1) 605,000 612
LCPR Senior Secured Financing,
5.125%, 7/15/29  (1) 1,045,000 912
Total United States (Cost
$1,675
)
1,524
Par/Shares $ Value
(Cost and value in $000s)
URUGUAY 0.5%
Government Bonds 0.5%
Oriental Republic of Uruguay,
5.75%, 10/28/34 (USD)  1,580,000 1,711
Total Uruguay (Cost
$1,663
)
1,711
VENEZUELA 2.6%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%,
4/10/18 (USD)  (2)(7) 800,000 63
63
Government Bonds 2.6%
Petroleos de Venezuela, 5.375%,
4/12/27 (USD)  (2)(7) 3,465,000 386
Petroleos de Venezuela, 6.00%,
5/16/24 (USD)  (2)(7) 10,960,000 1,260
Petroleos de Venezuela, 6.00%,
11/15/26 (USD)  (2)(7) 1,725,000 201
Petroleos de Venezuela, 8.50%,
10/27/20 (USD)  (2)(7) 2,355,500 1,908
Petroleos de Venezuela, 9.00%,
11/17/21 (USD)  (2)(7) 24,590,000 2,889
Petroleos de Venezuela, 9.75%,
5/17/35 (USD)  (2)(7) 985,000 128
Petroleos de Venezuela, 12.75%,
2/17/22 (USD)  (2)(7) 3,430,000 463
Republic of Venezuela, 6.00%,
12/9/20 (USD)  (2)(7) 3,350,000 470
Republic of Venezuela, 7.75%,
10/13/19 (USD)  (2)(7) 3,600,000 512
Republic of Venezuela, 9.25%,
9/15/27 (USD)  (2)(7) 1,000,000 191
Republic of Venezuela, 11.75%,
10/21/26 (USD)  (2)(7) 1,500,000 293
Republic of Venezuela, 11.95%,
8/5/31 (USD)  (2)(7) 800,000 156
Republic of Venezuela, 12.75%,
8/23/22 (USD)  (2)(7) 550,000 91
8,948
Total Venezuela (Cost
$24,585
)
9,011
VIETNAM 0.1%
Corporate Bonds 0.1%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  (1) 290,521 270
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  249,018 232
Total Vietnam (Cost
$543
)
502

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ZAMBIA 0.2%
Government Bonds 0.2%
Republic of Zambia, 5.375%,
9/20/22 (USD)  (2)(7) 935,000 526
Total Zambia (Cost
$547
)
526
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve
Fund, 5.42%  (10)(11) 8,469,072 8,469
Total Short-Term Investments
(Cost $8,469) 8,469
Total Investments in Securities
98.2% of Net Assets
(Cost $384,152) $ 345,742

T. ROWE PRICE Institutional Emerging Markets Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $63,025 and represents
17.9% of net assets.
(2) Non-income producing
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $555 and represents 0.2% of net assets.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) See Note 2. Level 3 in fair value hierarchy.
(10) Seven-day yield
(11) Affiliated Companies
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
PEN Peruvian New Sol
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 2/23/24 USD 589 EUR 545 $ (14)
Barclays Bank 3/15/24 USD 1,383 CNH 9,839 (5)
BNP Paribas 1/12/24 USD 634 MXN 11,168 (22)
Canadian Imperial Bank of Commerce 1/17/24 USD 556 IDR 8,691,960 (9)
Goldman Sachs 1/17/24 USD 145 IDR 2,258,866 (1)
Goldman Sachs 2/23/24 EUR 225 USD 248 1
Goldman Sachs 2/23/24 USD 378 EUR 343 (2)
Goldman Sachs 3/4/24 USD 2,996 BRL 14,768 (25)
HSBC Bank 1/12/24 USD 1,292 MXN 22,340 (20)
HSBC Bank 1/17/24 USD 143 IDR 2,211,254 (1)
HSBC Bank 3/15/24 USD 3,175 CNH 22,544 (6)
JPMorgan Chase 1/17/24 USD 456 IDR 7,135,211 (7)
JPMorgan Chase 1/17/24 USD 860 INR 71,750 (1)
JPMorgan Chase 3/4/24 USD 267 BRL 1,329 (5)
JPMorgan Chase 3/8/24 COP 2,430,301 USD 586 33
Morgan Stanley 3/8/24 USD 1,085 COP 4,419,206 (40)
RBC Dominion Securities 1/12/24 USD 2,194 MXN 40,110 (162)
UBS Investment Bank 1/17/24 USD 1,047 IDR 16,219,330 (7)
UBS Investment Bank 1/17/24 USD 544 PEN 2,074 (17)
UBS Investment Bank 2/23/24 USD 17,196 EUR 15,759 (239)
UBS Investment Bank 3/8/24 USD 1,690 COP 7,026,549 (99)
UBS Investment Bank 3/15/24 USD 1,388 CNH 9,879 (5)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (653)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 51 Euro BUND contracts 3/24 (7,726) $ (206)
Long, 12 U.S. Treasury Notes ten year contracts 3/24 1,355 8
Long, 136 Ultra U.S. Treasury Bonds contracts 3/24 18,169 1,565
Net payments (receipts) of variation margin to date (1,375)
Variation margin receivable (payable) on open futures contracts $ (8)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 385+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government Reserve Fund, 5.42% $ 18,095  ¤   ¤ $ 8,469^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $385 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,469.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $384,152) $ 345,742
Interest receivable 5,738
Cash deposits on futures contracts 1,081
Receivable for shares sold 444
Restricted cash pledged for bilateral derivatives 270
Foreign currency (cost $132) 131
Cash 84
Unrealized gain on forward currency exchange contracts 34
Other assets 50
Total assets 353,574
Liabilities
Unrealized loss on forward currency exchange contracts 687
Payable for shares redeemed 618
Investment management and administrative fees payable 242
Variation margin payable on futures contracts 8
Total liabilities 1,555
NET ASSETS $ 352,019
Net Assets Consist of:
Total distributable earnings (loss) $ (131,836)
Paid-in capital applicable to 52,620,304 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 483,855
NET ASSETS $ 352,019
NET ASSET VALUE PER SHARE $ 6.69

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $22) $ 21,529
Dividend 385
Total income 21,914
Investment management and administrative expense 2,411
Net investment income 19,503
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (18,725)
Futures (2,248)
Forward currency exchange contracts (1,476)
Foreign currency transactions 63
Net realized loss (22,386)
Change in net unrealized gain / loss
Securities 42,208
Futures 1,629
Forward currency exchange contracts (56)
Other assets and liabilities denominated in foreign currencies 20
Change in net unrealized gain / loss 43,801
Net realized and unrealized gain / loss 21,415
INCREASE IN NET ASSETS FROM OPERATIONS
$ 40,918

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 19,503 $ 20,125
Net realized loss (22,386) (57,130)
Change in net unrealized gain / loss 43,801 (49,434)
Increase (decrease) in net assets from operations 40,918 (86,439)
Distributions to shareholders
Net earnings (19,503) (20,522)
Capital share transactions
*
Shares sold 25,885 59,935
Distributions reinvested 19,380 19,989
Shares redeemed (72,677) (105,796)
Decrease in net assets from capital share transactions (27,412) (25,872)
Net Assets
Decrease during period (5,997) (132,833)
Beginning of period 358,016 490,849
End of period $ 352,019 $ 358,016
*Share information (000s)
Shares sold 4,097 9,059
Distributions reinvested 3,060 3,077
Shares redeemed (11,551) (16,394)
Decrease in shares outstanding (4,394) (4,258)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Emerging Markets Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income;
capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 336,718 $ — $ 336,718
Common Stocks — — — —
Private Investment Company
2
— — — 555
Short-Term Investments 8,469 — — 8,469
Total Securities 8,469 336,718 — 345,742
Forward Currency Exchange Contracts — 34 — 34
Futures Contracts* 1,573 — — 1,573
Total $ 10,042 $ 336,752 $ — $ 347,349
Liabilities
Forward Currency Exchange Contracts $ — $ 687 $ — $ 687
Futures Contracts* 206 — — 206
Total $ 206 $ 687 $ — $ 893
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent)
practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 1,573
Foreign exchange derivatives Forwards 34
*
Total $ 1,607
*
Liabilities
Interest rate derivatives Futures $ 206
Foreign exchange derivatives Forwards 687
Total $ 893
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives $ (2,248) $ — $ (2,248)
Foreign exchange derivatives — (1,476) (1,476)
Total $ (2,248) $ (1,476) $ (3,724)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 1,629 $ — $ 1,629
Foreign exchange derivatives — (56) (56)
Total $ 1,629 $ (56) $ 1,573

T. ROWE PRICE Institutional Emerging Markets Bond Fund

where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2023, cash of $270,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of
December 31, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of December 31, 2023, cash of $1,081,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5% and 11% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 12% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity,

T. ROWE PRICE Institutional Emerging Markets Bond Fund

and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $82,450,000 and $104,506,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains, if any) $ 19,503 $ 20,522
($000s)
Cost of investments $ 386,348
Unrealized appreciation $ 8,100
Unrealized depreciation (48,821)
Net unrealized appreciation (depreciation) $ (40,721)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

At December 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the accrual of income on troubled debt issues. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 0.70% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
($000s)
Overdistributed ordinary income $ (1,667)
Net unrealized appreciation (depreciation) (40,721)
Loss carryforwards and deferrals (89,448)
Total distributable earnings (loss) $ (131,836)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Global Funds, Inc. and Shareholders of T. Rowe Price Institutional Emerging Markets Bond
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price
Institutional Emerging Markets Bond Fund (one of the funds constituting T. Rowe Price Global Funds, Inc., referred to hereafter as the
"Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $17,757,000 of the fund’s income qualifies as a
Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds

T. ROWE PRICE Institutional Emerging Markets Bond Fund

OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Andrew J. Keirle (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Anh Lu (1968)
Vice President
Vice President, Price Hong Kong, Price International, and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment Management, T. Rowe Price
Investment Services, Inc., and T. Rowe Price Trust Company
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price Group, Inc.
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International, T. Rowe Price Group, Inc.,
and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Kenneth A. Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Oluwaseun Oyegunle, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Gabriel Solomon (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Verena E. Wachnitz, CFA (1978)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ernest C. Yeung, CFA (1979)
Vice President
Director and Vice President, Price Hong Kong; Vice President, T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281812 E163-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$40,833	$36,495
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024